Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Summary of Other Liabilities

		December 31, 2021	December 31, 2020
	Note	$	$
Cash-settled share-based compensation	23	62.0	25.5
Deferred non-corporate tax liabilities	16	—	13.2
Interest rate swap	25	2.3	6.9
Other		8.2	8.2
		72.5	53.8
Less current portion		34.5	14.3
Long-term portion		38.0	39.5